Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 64,075	¥ 186,210	¥ 329,755
Acquisition of subsidiaries		2,535
Additions	38,039	55,552	55,220
Depreciation charge	(49,831)	(104,439)	(185,222)
Ending balance	54,137	64,075	186,210
Disposals	1,854	(75,783)	(13,543)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,168,417	1,475,994	1,545,033
Ending balance	1,152,031	1,168,417	1,475,994
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,104,342)	(1,289,784)	(1,215,278)
Ending balance	(1,097,894)	(1,104,342)	(1,289,784)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,487	118,684	185,567
Acquisition of subsidiaries		2,535
Additions	10,864	22,047	6,029
Depreciation charge	(14,283)	(41,777)	(59,382)
Ending balance	22,261	26,487	118,684
Disposals	(807)	(75,002)	(13,530)
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	205,468	512,340	620,639
Ending balance	194,234	205,468	512,340
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(178,981)	(393,656)	(435,072)
Ending balance	(171,973)	(178,981)	(393,656)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,588	67,526	144,188
Additions	27,175	33,505	49,191
Depreciation charge	(35,548)	(62,662)	(125,840)
Ending balance	31,876	37,588	67,526
Disposals	2,661	(781)	(13)
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	962,949	963,654	924,394
Ending balance	957,797	962,949	963,654
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(925,361)	(896,128)	(780,206)
Ending balance	¥ (925,921)	¥ (925,361)	¥ (896,128)